Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Customers and Associated Trade Receivables
Revenue – non-related parties	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
	EUR	EUR	EUR
Revenue recognized at time of transaction
Player transfers	406,988	122,159	-
Ticketing	150,062	174,247	-
Store	35,495	9,848	-
Subsidies, grants and donations	-	-	-
Short-term leases for non-volley events	63,827	-	-
Revenue recognized over time
Sponsorships	1,157,825	745,452	-
Youth league	106,343	54,690	-
Others	324,741	41,096	-
Consulting revenue	275,501	-	162,407
Total revenue – non-related parties	2,520,782	1,147,492	162,407

Revenue – related parties	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
	EUR	EUR	EUR
Revenue recognized at time of transaction
Player transfers	-	-	-
Ticketing	-	-	-
Store	-	-	-
Subsidies, grants and donations	-	-	-
Short-term leases for non-volley events	-	-	-
Revenue recognized over time
Sponsorships	336,990	-	-
Youth league	-	-	-
Others	28,347	-	-
Consulting revenue	-	-	-
Total revenue – related parties	365,337	-	-
Region	Revenue for the year ended December 31, 2024	Revenue for the year ended December 31, 2023	Revenue for the year ended December 31, 2022
	EUR	EUR	EUR
Italy	2,195,953	990,127	162,407
North Macedonia	490,166	157,365	-
Ireland	200,000	-	-
Total	2,886,119	1,147,492	162,407

Schedule of Customers and Associated Trade Receivables

As of and for the year ended December 31, 2024, the Company’s top customers and associated trade receivables were as follows:

Customer – non-related parties	Revenue	Associated Trade Receivables
	EUR	EUR
LLC FC Polissia	200,140	-
Influencer Football League LLC	200,000	208,370
Macron	126,385	-
Katamon Fans Club Israel	109,943	-
BURSON COHN e WOLFE SRL	83,077	56,669
Total	791,545	265,039

Customer – related parties
E-Work	238,577	118,680
Laica	92,308	26,154
Edimen	28,452	3,758
Studio Pirola Associati	1,500	-
Total	360,837	148,952